LVIP T. Rowe Price Structured Mid-Cap Growth Fund
Schedule of Investments
March 31, 2019 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–98.87%
Aerospace & Defense–2.67%
BWX Technologies	54,600	$ 2,707,068
Harris	40,400	6,452,284
Huntington Ingalls Industries	13,300	2,755,760
L3 Technologies	18,900	3,900,393
Textron	30,300	1,534,998
†TransDigm Group	12,500	5,674,875
		23,025,378
Air Freight & Logistics–0.35%
CH Robinson Worldwide	19,000	1,652,810
Expeditors International of Washington	17,500	1,328,250
		2,981,060
Airlines–1.04%
Alaska Air Group	53,400	2,996,808
American Airlines Group	63,700	2,023,112
Copa Holdings Class A	14,900	1,201,089
†United Continental Holdings	34,900	2,784,322
		9,005,331
Auto Components–0.67%
Aptiv	72,300	5,747,127
		5,747,127
Automobiles–0.22%
Ferrari	13,880	1,857,144
		1,857,144
Banks–1.71%
BankUnited	27,900	931,860
Fifth Third Bancorp	47,800	1,205,516
First Republic Bank	54,500	5,475,070
Pinnacle Financial Partners	17,600	962,720
Signature Bank	12,300	1,575,261
†SVB Financial Group	10,154	2,257,843
Webster Financial	45,212	2,290,892
		14,699,162
Beverages–0.52%
Brown-Forman Class B	59,955	3,164,425
Keurig Dr Pepper	47,900	1,339,763
		4,504,188
Biotechnology–4.07%
†Agios Pharmaceuticals	9,600	647,424
†Alexion Pharmaceuticals	14,600	1,973,628
†Alkermes	53,400	1,948,566
†Alnylam Pharmaceuticals	24,300	2,270,835
†Argenx ADR	7,766	969,508
†Array BioPharma	44,500	1,084,910
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Biotechnology (continued)
†BioMarin Pharmaceutical	60,300	$ 5,356,449
†Bluebird Bio	5,600	881,048
†Blueprint Medicines	9,300	744,465
†Exact Sciences	35,300	3,057,686
†Exelixis	56,700	1,349,460
†FibroGen	12,600	684,810
†Immunomedics	37,400	718,454
†Incyte	43,700	3,758,637
†Madrigal Pharmaceuticals	2,630	329,434
†Neurocrine Biosciences	33,117	2,917,608
†Sage Therapeutics	14,699	2,337,876
†Sarepta Therapeutics	13,000	1,549,470
†Seattle Genetics	23,614	1,729,489
†Ultragenyx Pharmaceutical	11,704	811,789
		35,121,546
Building Products–1.07%
Allegion	39,700	3,601,187
AO Smith	51,900	2,767,308
Fortune Brands Home & Security	60,883	2,898,640
		9,267,135
Capital Markets–3.69%
Cboe Global Markets	58,500	5,583,240
E*TRADE Financial	39,800	1,847,914
FactSet Research Systems	7,150	1,775,130
Lazard Class A	79,100	2,858,674
MarketAxess Holdings	10,700	2,633,056
Moody's	41,100	7,442,799
MSCI	15,200	3,022,368
Nasdaq	23,200	2,029,768
Northern Trust	16,300	1,473,683
State Street	6,400	421,184
TD Ameritrade Holding	53,900	2,694,461
		31,782,277
Chemicals–1.54%
Air Products & Chemicals	10,000	1,909,600
†Axalta Coating Systems	45,300	1,142,013
Celanese Class A	26,500	2,613,165
CF Industries Holdings	26,100	1,066,968
PPG Industries	21,500	2,426,705
RPM International	48,000	2,785,920
Valvoline	71,684	1,330,455
		13,274,826
Commercial Services & Supplies–2.47%
ADT	116,700	745,713
Cintas	25,200	5,093,172
†Copart	58,000	3,514,220
KAR Auction Services	66,900	3,432,639
Ritchie Bros Auctioneers	31,000	1,054,000
Rollins	62,700	2,609,574
LVIP T. Rowe Price Structured Mid-Cap Growth Fund–1

LVIP T. Rowe Price Structured Mid-Cap Growth Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Commercial Services & Supplies (continued)
†Stericycle	13,200	$ 718,344
Waste Connections	46,725	4,139,368
		21,307,030
Communications Equipment–0.51%
Motorola Solutions	31,600	4,437,272
		4,437,272
Construction & Engineering–0.16%
Valmont Industries	10,300	1,340,030
		1,340,030
Construction Materials–0.82%
Eagle Materials	18,500	1,559,550
Vulcan Materials	46,318	5,484,051
		7,043,601
Consumer Finance–0.35%
Discover Financial Services	29,300	2,084,988
†Green Dot Class A	15,800	958,270
		3,043,258
Containers & Packaging–1.43%
Avery Dennison	23,500	2,655,500
Ball	93,500	5,409,910
International Paper	36,300	1,679,601
Sealed Air	55,700	2,565,542
		12,310,553
Diversified Consumer Services–1.04%
†Bright Horizons Family Solutions	17,200	2,186,292
†Grand Canyon Education	14,300	1,637,493
Service Corp. International	93,200	3,741,980
†Sotheby's	36,800	1,389,200
		8,954,965
Diversified Telecommunication Services–0.15%
†Zayo Group Holdings	46,200	1,313,004
		1,313,004
Electrical Equipment–1.45%
AMETEK	24,225	2,009,948
†Generac Holdings	25,900	1,326,857
Hubbell	26,900	3,173,662
Rockwell Automation	18,500	3,246,010
†Sensata Technologies Holding	60,000	2,701,200
		12,457,677
Electronic Equipment, Instruments & Components–3.21%
Amphenol Class A	75,400	7,120,776
CDW	54,200	5,223,254
Cognex	29,100	1,480,026
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electronic Equipment, Instruments & Components (continued)
†Coherent	13,220	$ 1,873,538
Corning	99,200	3,283,520
FLIR Systems	14,000	666,120
†IPG Photonics	8,400	1,274,952
†Keysight Technologies	58,662	5,115,327
Littelfuse	9,000	1,642,320
		27,679,833
Energy Equipment & Services–0.07%
†Oceaneering International	35,900	566,143
		566,143
Entertainment–0.60%
†Live Nation Entertainment	25,200	1,601,208
†Take-Two Interactive Software	21,600	2,038,392
†Zynga Class A	284,500	1,516,385
		5,155,985
Equity Real Estate Investment Trusts–1.79%
American Campus Communities	24,241	1,153,387
CubeSmart	35,600	1,140,624
Equinix	2,788	1,263,410
Federal Realty Investment Trust	5,700	785,745
Iron Mountain	39,800	1,411,308
MGM Growth Properties Class A	61,700	1,989,825
†SBA Communications	30,300	6,049,698
SL Green Realty	10,100	908,192
VEREIT	91,450	765,436
		15,467,625
Food & Staples Retailing–0.38%
Casey's General Stores	14,800	1,905,796
PriceSmart	8,500	500,480
†Sprouts Farmers Market	39,900	859,446
		3,265,722
Food Products–1.55%
Conagra Brands	47,700	1,323,198
Hershey	32,600	3,743,458
Hormel Foods	24,800	1,110,048
McCormick & Co Non-Voting Shares	28,500	4,292,955
Tyson Foods Class A	41,700	2,895,231
		13,364,890
Gas Utilities–0.32%
Atmos Energy	27,018	2,780,963
		2,780,963

LVIP T. Rowe Price Structured Mid-Cap Growth Fund–2

LVIP T. Rowe Price Structured Mid-Cap Growth Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Equipment & Supplies–4.01%
†ABIOMED	5,100	$ 1,456,509
†Align Technology	19,800	5,629,734
Cooper	22,200	6,574,974
†Hologic	90,300	4,370,520
†ICU Medical	6,457	1,545,354
†IDEXX Laboratories	21,700	4,852,120
†Novocure	16,600	799,622
†Penumbra	7,200	1,058,472
STERIS	11,800	1,510,754
Teleflex	17,000	5,136,720
West Pharmaceutical Services	14,700	1,619,940
		34,554,719
Health Care Providers & Services–2.08%
†Acadia Healthcare	40,788	1,195,496
†Centene	100,400	5,331,240
†Covetrus	10,320	328,692
†DaVita	19,400	1,053,226
†Henry Schein	18,200	1,094,002
†Molina Healthcare	21,600	3,066,336
Universal Health Services Class B	14,800	1,979,796
†WellCare Health Plans	14,431	3,892,762
		17,941,550
Health Care Technology–0.81%
†Cerner	28,700	1,641,927
†Medidata Solutions	19,200	1,406,208
†Veeva Systems Class A	30,900	3,919,974
		6,968,109
Hotels, Restaurants & Leisure–4.36%
Aramark	45,100	1,332,705
Choice Hotels International	20,100	1,562,574
Domino's Pizza	12,300	3,174,630
Dunkin' Brands Group	57,600	4,325,760
Extended Stay America	67,600	1,213,420
Hilton Worldwide Holdings	84,433	7,017,227
MGM Resorts International	89,400	2,294,004
†Norwegian Cruise Line Holdings	41,100	2,258,856
Papa John's International	20,500	1,085,475
Restaurant Brands International	40,700	2,649,977
Royal Caribbean Cruises	21,600	2,475,792
Wynn Resorts	21,500	2,565,380
Yum Brands	32,900	3,283,749
Yum China Holdings	51,600	2,317,356
		37,556,905
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Household Durables–0.82%
†Mohawk Industries	15,900	$ 2,005,785
Newell Brands	35,800	549,172
†NVR	1,260	3,486,420
Toll Brothers	28,300	1,024,460
		7,065,837
Household Products–1.03%
Church & Dwight	65,900	4,694,057
Clorox	26,200	4,204,052
		8,898,109
Industrial Conglomerates–0.43%
Roper Technologies	10,800	3,693,276
		3,693,276
Insurance–1.56%
Assurant	33,400	3,169,994
Axis Capital Holdings	39,300	2,152,854
Fidelity National Financial	81,000	2,960,550
Willis Towers Watson	29,500	5,181,675
		13,465,073
Interactive Media & Services–0.85%
†InterActiveCorp	18,700	3,929,057
Match Group	46,600	2,638,026
†Zillow Group Class A	21,800	745,560
		7,312,643
Internet & Direct Marketing Retail–0.61%
†Ctrip.com International ADR	25,600	1,118,464
†Farfetch Class A	35,006	942,011
†GrubHub	6,900	479,343
†MercadoLibre	3,400	1,726,282
†Wayfair Class A	6,430	954,534
		5,220,634
IT Services–10.39%
†Black Knight	86,255	4,700,897
Booz Allen Hamilton Holding	93,800	5,453,532
†CoreLogic	76,500	2,850,390
†EPAM Systems	11,100	1,877,343
†Euronet Worldwide	22,500	3,208,275
Fidelity National Information Services	59,637	6,744,945
†Fiserv	89,200	7,874,576
†FleetCor Technologies	26,800	6,608,612
†Gartner	44,800	6,795,264
Genpact	32,100	1,129,278
Global Payments	56,800	7,754,336
†GoDaddy Class A	42,900	3,225,651
Leidos Holdings	52,500	3,364,725
†Okta	23,400	1,935,882

LVIP T. Rowe Price Structured Mid-Cap Growth Fund–3

LVIP T. Rowe Price Structured Mid-Cap Growth Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
IT Services (continued)
Paychex	29,000	$ 2,325,800
Sabre	104,700	2,239,533
†Shopify Class A	12,900	2,665,398
†StoneCo Class A	28,261	1,161,810
†Twilio Class A	14,900	1,924,782
†VeriSign	22,100	4,012,476
†WEX	17,400	3,340,626
†Worldpay Class A	73,300	8,319,550
		89,513,681
Life Sciences Tools & Services–1.62%
Agilent Technologies	57,400	4,613,812
Bruker	27,900	1,072,476
†IQVIA Holdings	16,900	2,431,065
†Mettler-Toledo International	5,700	4,121,100
†QIAGEN	43,200	1,757,376
		13,995,829
Machinery–3.04%
Donaldson	23,400	1,171,404
Flowserve	25,900	1,169,126
Fortive	47,808	4,010,613
Graco	49,400	2,446,288
IDEX	16,125	2,446,808
†Middleby	12,036	1,565,041
Nordson	17,200	2,279,344
PACCAR	23,000	1,567,220
Snap-on	10,900	1,706,068
Toro	31,400	2,161,576
†WABCO Holdings	10,100	1,331,483
Wabtec	35,800	2,639,176
Xylem	22,000	1,738,880
		26,233,027
Marine–0.10%
†Kirby	11,200	841,232
		841,232
Media–0.33%
Altice USA Class A	32,964	708,067
Interpublic Group	43,400	911,834
Omnicom Group	17,100	1,248,129
		2,868,030
Metals & Mining–0.13%
Kirkland Lake Gold	37,900	1,152,539
		1,152,539
Multiline Retail–1.70%
Dollar General	65,800	7,849,940
†Dollar Tree	51,100	5,367,544
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Multiline Retail (continued)
†Ollie's Bargain Outlet Holdings	16,400	$ 1,399,412
		14,616,896
Multi-Utilities–0.17%
NiSource	50,700	1,453,062
		1,453,062
Oil, Gas & Consumable Fuels–1.82%
Cabot Oil & Gas	91,300	2,382,930
†Centennial Resource Development Class A	148,500	1,305,315
Cimarex Energy	8,300	580,170
Concho Resources	16,548	1,836,166
†Continental Resources	23,000	1,029,710
Diamondback Energy	22,200	2,253,966
HollyFrontier	32,200	1,586,494
†Jagged Peak Energy	208,100	2,178,807
=†πVenture Global LNG Series B	36	187,200
=†πVenture Global LNG Series C	455	2,366,000
		15,706,758
Pharmaceuticals–1.00%
†Catalent	41,669	1,691,344
†Elanco Animal Health	20,783	666,511
†GW Pharmaceuticals ADR	5,900	994,563
†Jazz Pharmaceuticals	20,300	2,901,885
†Nektar Therapeutics	16,200	544,320
Perrigo	38,200	1,839,712
		8,638,335
Professional Services–3.57%
†CoStar Group	13,100	6,110,102
Equifax	34,900	4,135,650
†IHS Markit	62,525	3,400,109
ManpowerGroup	8,400	694,596
Nielsen Holdings	100,600	2,381,202
Robert Half International	25,100	1,635,516
TransUnion	95,000	6,349,800
Verisk Analytics Class A	40,800	5,426,400
=†πWework Companies Class A	11,793	604,981
		30,738,356
Real Estate Management & Development–0.21%
Jones Lang LaSalle	11,800	1,819,324
		1,819,324
Road & Rail–1.35%
†Genesee & Wyoming Class A	18,100	1,577,234
JB Hunt Transport Services	27,000	2,734,830

LVIP T. Rowe Price Structured Mid-Cap Growth Fund–4

LVIP T. Rowe Price Structured Mid-Cap Growth Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Road & Rail (continued)
Kansas City Southern	26,200	$ 3,038,676
Landstar System	10,300	1,126,717
Old Dominion Freight Line	14,800	2,136,972
Schneider National Class B	48,994	1,031,324
		11,645,753
Semiconductors & Semiconductor Equipment–5.49%
Entegris	101,400	3,618,966
KLA-Tencor	52,700	6,292,907
Lam Research	25,900	4,636,359
Marvell Technology Group	216,511	4,306,404
Maxim Integrated Products	119,400	6,348,498
Microchip Technology	86,800	7,200,928
Monolithic Power Systems	18,800	2,547,212
Skyworks Solutions	75,400	6,218,992
Xilinx	48,600	6,161,994
		47,332,260
Software–10.54%
†2U	10,600	751,010
†ANSYS	8,600	1,571,306
†Atlassian Class A	57,631	6,477,148
†Autodesk	39,900	6,217,218
†Cadence Design Systems	66,800	4,242,468
CDK Global	48,900	2,876,298
†Ceridian HCM Holding	36,021	1,847,877
†Coupa Software	12,300	1,119,054
†DocuSign	16,113	835,298
†Dropbox Class A	61,613	1,343,164
†Electronic Arts	14,700	1,493,961
†Fortinet	24,900	2,090,853
†Guidewire Software	35,800	3,478,328
†Palo Alto Networks	18,800	4,566,144
†Paycom Software	8,000	1,513,040
†Pivotal Software Class A	56,862	1,185,573
†Pluralsight Class A	29,387	932,743
†Proofpoint	19,600	2,380,028
†RealPage	46,787	2,839,503
†ServiceNow	34,800	8,577,852
†Splunk	47,200	5,881,120
SS&C Technologies Holdings	80,400	5,120,676
Symantec	109,800	2,524,302
†Synopsys	32,500	3,742,375
†Tableau Software Class A	30,527	3,885,477
†Tyler Technologies	16,800	3,433,920
†Workday Class A	39,305	7,579,969
†Zendesk	27,400	2,329,000
		90,835,705
Specialty Retail–4.71%
†AutoZone	2,200	2,253,064
†Burlington Stores	50,400	7,896,672
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Specialty Retail (continued)
†CarMax	46,400	$ 3,238,720
†Five Below	13,600	1,689,800
†Michaels	40,000	456,800
†O'Reilly Automotive	14,900	5,785,670
Ross Stores	75,100	6,991,810
Tiffany & Co.	28,298	2,986,854
Tractor Supply	23,100	2,258,256
†Ulta Beauty	17,054	5,947,241
Williams-Sonoma	18,900	1,063,503
		40,568,390
Technology Hardware, Storage & Peripherals–0.34%
†Pure Storage Class A	134,915	2,939,798
		2,939,798
Textiles, Apparel & Luxury Goods–0.91%
†Lululemon Athletica	18,700	3,064,369
PVH	11,800	1,439,010
Tapestry	103,300	3,356,217
		7,859,596
Trading Companies & Distributors–0.74%
Fastenal	11,800	758,858
†HD Supply Holdings	98,500	4,269,975
Watsco	9,300	1,331,853
		6,360,686
Water Utilities–0.30%
American Water Works	24,721	2,577,411
		2,577,411
Total Common Stock (Cost $520,227,431)		852,127,248
CONVERTIBLE PREFERRED STOCKS–0.98%
=†πAirbnb Series D	18,795	2,180,972
=†πAirbnb Series E	2,425	281,397
=†πSlack Technologies Series H	47,137	561,402
=†πTanium Series G	234,645	2,039,065
=†πWeWork Companies Series D1	27,915	1,432,039
=†πWeWork Companies Series D2	21,933	1,125,163
=†πWeWork Companies Series E	16,055	823,622
Total Convertible Preferred Stocks (Cost $4,075,055)		8,443,660

LVIP T. Rowe Price Structured Mid-Cap Growth Fund–5

LVIP T. Rowe Price Structured Mid-Cap Growth Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
MONEY MARKET FUND–0.08%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 2.39%)	711,469	$ 711,469
Total Money Market Fund (Cost $711,469)		711,469
TOTAL INVESTMENTS–99.93% (Cost $525,013,955)	$861,282,377
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.07%	592,453
NET ASSETS APPLICABLE TO 31,459,084 SHARES OUTSTANDING–100.00%	$861,874,830

† Non-income producing.
= The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 2 in "Notes."
π Restricted Security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At March 31, 2019, the aggregate value of restricted securities was $11,601,841, which represented 1.35% of the Fund’s net assets. The Fund has various registration rights (exercisable under a variety of circumstances) with respect to these securities.

Restricted Securities
Investment	Date of Acquisition	Cost	Value
Airbnb Series D	4/16/2014	$765,201	$2,180,972
Airbnb Series E	7/14/2015	225,754	281,397
Slack Technologies Series H	8/17/2018	561,180	561,402
Tanium Series G	8/26/2015	1,164,848	2,039,065
Venture Global LNG Series B	3/8/2018	108,720	187,200
Venture Global LNG Series C	10/16/2017	1,693,275	2,366,000
Wework Companies Class A	12/9/2014	172,197	604,981
WeWork Companies Series D1	12/9/2014	464,818	1,432,039
WeWork Companies Series D2	12/9/2014	365,211	1,125,163
WeWork Companies Series E	6/23/2015	528,043	823,622
Total		$6,049,247	$11,601,841

Summary of Abbreviations:
ADR–American Depositary Receipt
IT–Information Technology
LNG–Liquefied Natural Gas
See accompanying notes.
LVIP T. Rowe Price Structured Mid-Cap Growth Fund–6

LVIP T. Rowe Price Structured Mid-Cap Growth Fund
Notes
March 31, 2019 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP T. Rowe Price Structured Mid-Cap Growth Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their published net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”). Restricted securities are valued at fair value using methods approved by the Board.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2019:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Aerospace & Defense	$23,025,378	$—	$—	$23,025,378
Air Freight & Logistics	2,981,060	—	—	2,981,060
Airlines	9,005,331	—	—	9,005,331
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LVIP T. Rowe Price Structured Mid-Cap Growth Fund
Notes (continued)
 2. Investments (continued)
	Level 1	Level 2	Level 3	Total
Investments:
Auto Components	$5,747,127	$—	$—	$5,747,127
Automobiles	1,857,144	—	—	1,857,144
Banks	14,699,162	—	—	14,699,162
Beverages	4,504,188	—	—	4,504,188
Biotechnology	35,121,546	—	—	35,121,546
Building Products	9,267,135	—	—	9,267,135
Capital Markets	31,782,277	—	—	31,782,277
Chemicals	13,274,826	—	—	13,274,826
Commercial Services & Supplies	21,307,030	—	—	21,307,030
Communications Equipment	4,437,272	—	—	4,437,272
Construction & Engineering	1,340,030	—	—	1,340,030
Construction Materials	7,043,601	—	—	7,043,601
Consumer Finance	3,043,258	—	—	3,043,258
Containers & Packaging	12,310,553	—	—	12,310,553
Diversified Consumer Services	8,954,965	—	—	8,954,965
Diversified Telecommunication Services	1,313,004	—	—	1,313,004
Electrical Equipment	12,457,677	—	—	12,457,677
Electronic Equipment, Instruments & Components	27,679,833	—	—	27,679,833
Energy Equipment & Services	566,143	—	—	566,143
Entertainment	5,155,985	—	—	5,155,985
Equity Real Estate Investment Trusts	15,467,625	—	—	15,467,625
Food & Staples Retailing	3,265,722	—	—	3,265,722
Food Products	13,364,890	—	—	13,364,890
Gas Utilities	2,780,963	—	—	2,780,963
Health Care Equipment & Supplies	34,554,719	—	—	34,554,719
Health Care Providers & Services	17,941,550	—	—	17,941,550
Health Care Technology	6,968,109	—	—	6,968,109
Hotels, Restaurants & Leisure	37,556,905	—	—	37,556,905
Household Durables	7,065,837	—	—	7,065,837
Household Products	8,898,109	—	—	8,898,109
Industrial Conglomerates	3,693,276	—	—	3,693,276
Insurance	13,465,073	—	—	13,465,073
Interactive Media & Services	7,312,643	—	—	7,312,643
Internet & Direct Marketing Retail	5,220,634	—	—	5,220,634
IT Services	89,513,681	—	—	89,513,681
Life Sciences Tools & Services	13,995,829	—	—	13,995,829
Machinery	26,233,027	—	—	26,233,027
Marine	841,232	—	—	841,232
Media	2,868,030	—	—	2,868,030
Metals & Mining	1,152,539	—	—	1,152,539
Multiline Retail	14,616,896	—	—	14,616,896
Multi-Utilities	1,453,062	—	—	1,453,062
Oil, Gas & Consumable Fuels	13,153,558	—	2,553,200	15,706,758
Pharmaceuticals	8,638,335	—	—	8,638,335
Professional Services	30,133,375	—	604,981	30,738,356
Real Estate Management & Development	1,819,324	—	—	1,819,324
Road & Rail	11,645,753	—	—	11,645,753
Semiconductors & Semiconductor Equipment	47,332,260	—	—	47,332,260
Software	90,835,705	—	—	90,835,705
Specialty Retail	40,568,390	—	—	40,568,390
Technology Hardware, Storage & Peripherals	2,939,798	—	—	2,939,798
Textiles, Apparel & Luxury Goods	7,859,596	—	—	7,859,596
Trading Companies & Distributors	6,360,686	—	—	6,360,686
Water Utilities	2,577,411	—	—	2,577,411
Convertible Preferred Stocks	—	—	8,443,660	8,443,660
Money Market Fund	711,469	—	—	711,469
Total Investments	$849,680,536	$—	$11,601,841	$861,282,377
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LVIP T. Rowe Price Structured Mid-Cap Growth Fund
Notes (continued)
 2. Investments (continued)
The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:
	Common Stock	Convertible Preferred Stock	Total
Balance as of 12/31/18	$3,164,196	$8,266,980	$11,431,176
Reclassifications	—	—	—
Purchases	172,198	3,309,854	3,482,052
Sales	(172,198)	(3,309,854)	(3,482,052)
Transfer In	—	—	—
Transfer Out	—	—	—
Accretion/(amortization)	—	—	—
Net realized gain	—	—	—
Net change in unrealized appreciation (depreciation)	(6,015)	176,680	170,665
Balance as of 03/31/19	$3,158,181	$8,443,660	$11,601,841
Net change in unrealized appreciation (depreciation) from Level 3 investments still held as of 03/31/19	$432,783	$3,139,092	$3,571,875
We did not present a table including the quantitative information about significant unobservable inputs used in Level 3 fair value measurements as all unobservable Level 3 measurements were provided by third parties without adjustments as of March 31, 2019.
3. Recent Accounting Pronouncements
In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. The early adoption of the removal or modification of disclosures and delay of adoption of the additional disclosures is permitted. As of March 31, 2019, the Trust has adopted the removal of applicable disclosures and management is evaluating the implications of the additional changes on the financial statements.
LVIP T. Rowe Price Structured Mid-Cap Growth Fund–9